Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014 Segment	Jun. 28, 2013	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011	Mar. 28, 2014	Jan. 09, 2014
Significant Accounting Policies [Line Items]
Multiemployer pension plan withdrawal expense (gain)		$ (696,000)		$ (696,000)	$ (696,000)	$ 3,395,000
Transaction-related expenses	3,233,000	998,000	4,774,000	1,015,000
Number of reportable segments			4		4
Equity method investment, ownership percentage								50.00%	50.00%
Book overdrafts					8,600,000	9,500,000
Impairment of goodwill					0	0	0
Investments in partially-owned affiliates held for sale					8,211,000
Equity income associated with investments					1,500,000	1,300,000	600,000
Fair value of revolving loans and long-term debt						207,200,000
Research and development expense					$ 5,000,000	$ 4,500,000	$ 4,900,000
Minimum
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage					20.00%
Maximum
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage					50.00%